Salaries and Labor Charges (Tables)	6 Months Ended
Jun. 30, 2025
Salaries and Labor Charges [Abstract]
Schedule of Composition of Salaries and Labor Charges

The composition of salaries and labor charges are as follows:

	June 30, 2025	December 31, 2024
Wages payable	5,688	6,224
Accrued labor benefits	9,136	7,084
Labor taxes	4,632	4,902
Total salaries and labor charges	19,456	18,210